The Prudential Insurance Company of America	Jordan K. Thomsen
Vice President and Corporate Counsel

The Prudential Insurance Company of America
213 Washington Street
Newark, NJ 07102-2992
(973) 802-4193 fax: (973) 367-8920

May 1, 2018

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Re: Prudential Variable Contract Account GI-2
(Registration No. 333-01031)
Ladies and Gentlemen:
Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies: (i) that its Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) would not have differed from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 24 and (ii) that the text of Post-Effective Amendment No. 24 was filed electronically on April 13, 2018 (Accession No. 0000828972-18-000019).

By: /s/ Jordan K. Thomsen
Jordan K. Thomsen

Vice President and Corporate Counsel
The Prudential Insurance Company of America

via EDGAR